Financial instruments and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Schedule of financial assets	The following tables present Equinor's classes of
financial instruments and their carrying amounts by
the categories as they are defined in IFRS 9 Financial
Instruments. Information on fair value of finance debt
measured at amortised cost is presented in note 21.
For other financial current and non-current balance
sheet items at amortised cost, the difference between
amortised cost and fair value is not material.

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			648		648
Non-current financial investments	16	98	5,519		5,616
Non-current prepayments and financial receivables	16	743		636	1,379

Trade and other receivables	18	13,590			13,590
Current prepayments and financial receivables	16	2,651		1,216	3,867
Current derivative financial instruments			1,024		1,024
Current financial investments	16	14,991	344		15,335
Cash and cash equivalents	19	6,842	1,278		8,120

Total		38,915	8,813	1,852	49,580

At 31 December 2023
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			559		559
Non-current financial investments	16	75	3,366		3,441
Non-current prepayments and financial receivables	16	341		950	1,291

Trade and other receivables	18	13,204			13,204
Current prepayments and financial receivables	16	2,988		740	3,729
Current derivative financial instruments			1,378		1,378
Current financial investments	16	28,822	402		29,224
Cash and cash equivalents	19	7,767	1,875		9,641

Total		53,197	7,579	1,691	62,467
Following the disaggregation of Trade and other receivables, see note 16 and 18 for details, a new line item Current prepayments and financial receivables has been added to the tables above.

Schedule of financial liabilities

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	19,361			19,361
Non-current derivative financial instruments			1,958		1,958

Trade and other payables	24	11,110			11,110
Current provisions and other liabilities	23	1,385		999	2,384
Current finance debt	21	7,223			7,223
Dividend payable		1,906			1,906
Current derivative financial instruments			833		833

Total		40,985	2,791	999	44,775

At 31 December 2023
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	22,230			22,230
Non-current derivative financial instruments			1,795		1,795

Trade and other payables	24	9,556			9,556
Current provisions and other liabilities	23	1,495		819	2,314
Current finance debt	21	5,996			5,996
Dividend payable		2,649			2,649
Current derivative financial instruments			1,619		1,619

Total		41,927	3,414	819	46,159

Schedule of financial instruments by fair value hierarchy	Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2024
Level 1	3,178	—	—	2		—	—	3,180
Level 2	1,762	105	344	904	1,278	(1,942)	(775)	1,676
Level 3	579	543	—	118		(17)	(58)	1,167

Total fair value	5,519	648	344	1,024	1,278	(1,958)	(833)	6,022

At 31 December 2023
Level 1	1,294	—	—	6		—	—	1,300
Level 2	1,528	104	402	1,195	1,875	(1,754)	(1,577)	1,773
Level 3	543	455		177		(42)	(41)	1,092

Total fair values	3,366	559	402	1,378	1,875	(1,795)	(1,619)	4,165